RELATED PARTY TRANSACTIONS - Founder Shares (Details)			12 Months Ended
	Jan. 11, 2022 shares	Jan. 10, 2022 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) shares
RELATED PARTY TRANSACTIONS
Number of shares issued			2,012,500
Aggregate purchase price | $			$ 25,000
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued	60,000	2,012,500
Aggregate purchase price | $		$ 25,000
Number of shares holding in entity	1,952,500
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item		30
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Percentage of ownership		50.00%